Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,314,000.00
Previously Paid Amount	0.00
Total Fee Amount	813.57
Total Offset Amount	0.00
Net Fee	813.57
Narrative - Max Aggregate Offering Price	$ 5,314,000.00
Final Prospectus	true